Business Combination - Disclosure of Detailed Information About Assets and Liabilities Recognised (Details) $ in Thousands	Jun. 19, 2018 NZD ($)
DisclosureOfBusinessCombinationLineItems [Line Items]
Cash	$ 592
Trade and other receivables	4,186
Inventories	1,810
Trade and other payables	(916)
Net identifiable assets acquired	8,398
Add: goodwill	5,798
Net assets acquired	14,196
Brands [Member]
DisclosureOfBusinessCombinationLineItems [Line Items]
Intangible assets	2,200
Customer Relationships [Member]
DisclosureOfBusinessCombinationLineItems [Line Items]
Intangible assets	$ 526